Sale of Homestake Resources (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
schedule of disposition
Net assets derecognized:	Total
Mineral interests	$16,460
Reclamation bond	68
$16,528
Net proceeds:
Cash	$5,000
Working capital adjustment	68
76,504,590 common shares of Dolly Varden	60,439
Transaction costs	(589)
$64,918
Net gain on disposition	$48,390